Stock Options and Warrants (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2013	May 31, 2013
Estimated Fair Value of Options and Warrants is determined using Black-Scholes Option Valuation Model

The estimated fair value of options and warrants is determined using the Black-Scholes option valuation model with the following weighted-average assumptions for the periods ended May 31, 2013 and 2012:

	2013	2012
Risk free rate	0.12% - 0.70%	0.12% -.87%
Dividend yield	—	—
Volatility	87% - 102%	93% - 102%
Expected term	1 - 4 years	1 - 4 years

Stock Option and Warrant Activity

The following table represents stock option and warrant activity as of and for the six months ended November 30, 2013:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Options and warrants outstanding – May 31, 2013	18,146,938	$1.65	1.86	$140,321
Granted	17,848,540	$0.74
Exercised	(50,000)	$1.00
Forfeited/expired/cancelled	(1,578,645)	$1.40

Options and warrants outstanding – November 30, 2013	34,366,833	$1.19	3.47	$10,474,005

Outstanding exercisable – November 30, 2013	32,570,497	$1.19	3.46	$9,902,708

The following table represents stock option and warrants activity for the periods ended May 31, 2013 and 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options and warrants outstanding - May 31, 2011	7,473,576	$1.34	3.84	$10,495,913

Granted	3,456,088	$2.04	—	—
Exercised	(527,500)	$.62	—	—
Forfeited/expired/cancelled	(74,500)	$2.49	—	—

Options and warrants outstanding - May 31, 2012	10,327,664	$1.60	3.20	$2,308,279
Granted	11,166,274	$1.61	—	—
Exercised	(780,000)	$0.26	—	—
Forfeited/expired/cancelled	(2,567,000)	$1.73	—	—

Options and warrants outstanding - May 31, 2013	18,146,938	$1.65	1.86	$140,321

Exercisable - May 31, 2013	16,253,188	$1.68	1.65	$140,321